Lease Obligations (Schedule Of Lease Payments Excluding Management Fees And Other Operational Expenses) (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Feb. 04, 2020
Leases [Abstract]
2020	$ 29
2021	119
2022	122
2023	126
2024	130
2025	22
Total lease payments	548
Less: imputed interest	(47)
Total remaining lease liability	$ 501	$ 556